Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Collection Period Start	1-Apr-18	Distribution Date	15-May-18
Collection Period End	30-Apr-18	30/360 Days	30
Beg. of Interest Period	16-Apr-18	Actual/360 Days	29
End of Interest Period	15-May-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	728,244,861.18	676,251,630.81	0.4982844
Total Securities		1,357,159,875.53	728,244,861.18	676,251,630.81	0.4982844
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	18,283,868.45	0.00	0.0000000
Class A-2b Notes	2.176880%	160,000,000.00	7,801,117.20	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	388,000,000.00	362,091,755.28	0.9332262
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	18,283,868.45	19,198.06	48.7569825	0.0511948
Class A-2b Notes	7,801,117.20	13,680.02	48.7569825	0.0855001
Class A-3 Notes	25,908,244.72	485,000.00	66.7738266	1.2500000
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	51,993,230.37	648,019.75

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	10,228,084.17
Monthly Interest	3,634,050.21

Total Monthly Payments	13,862,134.38

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	487,802.22
Aggregate Sales Proceeds Advance	19,572,655.60

Total Advances	20,060,457.82

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Vehicle Disposition Proceeds:
Reallocation Payments	32,820,701.89
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	9,882,967.30
Excess Wear and Tear and Excess Mileage	331,572.30
Remaining Payoffs	0.00
Net Insurance Proceeds	825,750.60
Residual Value Surplus	1,446,650.00

Total Collections	79,230,234.29

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		21,749,430.89			1,513
Involuntary Repossession		322,917.00			21
Voluntary Repossession		57,680.00			5
Full Termination		10,636,457.00			743
Bankruptcty		54,217.00			3
Insurance Payoff			810,211.41		54
Customer Payoff				346,455.10	21
Grounding Dealer Payoff				6,348,381.22	356
Dealer Purchase				2,009,127.98	92

Total		32,820,701.89	810,211.41	8,703,964.30	2,808

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	43,464	874,297,340.38	7.00000%	728,244,861.18
Total Depreciation Received		(12,997,330.98)		(10,174,786.68)
Principal Amount of Gross Losses	(90)	(1,596,144.57)		(1,340,528.18)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,422)	(24,437,849.31)		(20,066,978.25)
Scheduled Terminations	(1,347)	(23,543,104.95)		(20,410,937.26)

Pool Balance - End of Period	40,605	811,722,910.57		676,251,630.81
Remaining Pool Balance
Lease Payment				109,668,356.00
Residual Value				566,583,274.81

Total				676,251,630.81

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

III. DISTRIBUTIONS

Total Collections	79,230,234.29
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	79,230,234.29
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	498,341.84
3. Reimbursement of Sales Proceeds Advance	19,323,880.64
4. Servicing Fee:
Servicing Fee Due	606,870.72
Servicing Fee Paid	606,870.72
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	20,429,093.20
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	19,198.06
Class A-2a Notes Monthly Interest Paid	19,198.06
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	13,680.02
Class A-2b Notes Monthly Interest Paid	13,680.02
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	485,000.00
Class A-3 Notes Monthly Interest Paid	485,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	648,019.75
Total Note and Certificate Monthly Interest Paid	648,019.75
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	58,153,121.34

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	51,993,230.37
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	51,993,230.37
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	6,159,890.97

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	6,159,890.97
Gross Reserve Account Balance	26,517,289.10
Remaining Available Collections Released to Seller	6,159,890.97
Total Ending Reserve Account Balance	20,357,398.13

V. POOL STATISTICS

Weighted Average Remaining Maturity	8.18
Monthly Prepayment Speed	45%
Lifetime Prepayment Speed	80%

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

		$	units
Recoveries of Defaulted and Casualty Receivables		1,439,686.10
Securitization Value of Defaulted Receivables and Casualty Receivables		1,340,528.18	90
Aggregate Defaulted and Casualty Gain (Loss)		99,157.92
Pool Balance at Beginning of Collection Period		728,244,861.18
Net Loss Ratio
Current Collection Period		0.0136%
Preceding Collection Period		-0.0131%
Second Preceding Collection Period		-0.0208%
Third Preceding Collection Period		-0.0303%
Cumulative Net Losses for all Periods		0.2388%	3,241,020.82

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.75%	5,480,458.06	333
61-90 Days Delinquent	0.13%	918,667.81	60
91-120 Days Delinquent	0.05%	377,935.85	24
More than 120 Days	0.01%	84,429.21	5

Total Delinquent Receivables:	0.93%	6,861,490.93	422

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.20%
Preceding Collection Period		0.20%	0.20%
Second Preceding Collection Period		0.32%	0.31%
Third Preceding Collection Period		0.35%	0.35%
60 Day Delinquent Receivables		1,781,811.30
Delinquency Percentage		0.24%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		32,385,887.89	2,256
Securitization Value		32,101,716.62	2,256

Aggregate Residual Gain (Loss)		284,171.27

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		227,115,962.45	15,987
Cumulative Securitization Value		239,599,825.32	15,987

Cumulative Residual Gain (Loss)		(12,483,862.87)

NISSAN AUTO LEASE TRUST 2016-B

Servicer Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	30,579,425.17
Reimbursement of Outstanding Advance	19,323,880.64
Additional Advances for current period	19,572,655.60

Ending Balance of Residual Advance	30,828,200.13

Beginning Balance of Payment Advance	1,268,532.77
Reimbursement of Outstanding Payment Advance	498,341.84
Additional Payment Advances for current period	487,802.22

Ending Balance of Payment Advance	1,257,993.15

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO